Deferred tax - Deferred tax assets have not been recognized (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	¥ 1,112,091
Deductible temporary differences	97,784
Deferred tax assets have not been recognized	¥ 1,209,875
Predecessor
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses		¥ 920,192
Deductible temporary differences		60,763
Deferred tax assets have not been recognized		¥ 980,955